REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Three months ended March 31,
	2023	2022
	USD in thousands
Development Services (*)	106	-
Products	197	2
Revenue	303	2

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the three months ended March 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $106 thousand. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $182 thousands during the three months ended March 31, 2023 from the sale of units of the product developed in the context of these development services.

	Year ended on December 31,
	2022	2021
	USD in thousands
Development Services (customer A) (*)	317	-
Products	348	387
	665	387

(*)	During the second quarter of 2022, the Company completed the development of the product relating to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2022, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $317 thousand and $180 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $221 thousands during the year ended December 31, 2022 from the sale of units of the product developed in the context of these development services.

SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES

The Company’s contract fulfillment assets and contract liabilities as of March 31, 2023 and December 31, 2022 were as follows:

	March 31,	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,435	1,495
Contract liabilities	3,416	3,644

Contract liabilities include advance payments, which are primarily related to advanced billings for development services.

The change in contract fulfillment assets:

	March 31,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of year	1,495	1,675
Contract costs recognized during the period	(60)	(180)
Balance at end of year	1,435	1,495

The change in contract liabilities:

	March 31,	December 31,
	2023	2022
	USD in thousands
Balance at beginning of year	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the year	(228)	(389)
Balance at end of year	3,416	3,644

	December 31,
	2022	2021
	USD in thousands
Contract fulfillment assets:	1,495	1,675
Contract liabilities	3,644	2,420

The change in contract fulfillment assets:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	1,675	1,130
Additions during the year	-	545
Contract costs recognized during the period	(180)	-
Balance at end of year	1,495	1,675

The change in contract liabilities:

	December 31,
	2022	2021
	USD in thousands

Balance at beginning of year	2,420	848
Deferred revenue relating to new sales	1,613	1,641
Revenue recognized during the year	(389)	(69)
Balance at end of year	3,644	2,420